united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 04/30

Date of reporting period: 01/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
January 31, 2019

Shares			Variable Rate (%)	Coupon %		Maturity	Fair Value
		PREFERRED STOCK - 50.5%
		BANKS - 2.4%
33,468		Customers Bancorp, Inc.	3 Month LIBOR + 5.300%	7.000	+	Perpetual	$859,291

		CLOSED END FUNDS - 1.7%
8,300		Eagle Point Credit Co., Inc.		6.750		9/30/2027	207,500
7,482		Eagle Point Credit Co., Inc.		7.750		6/30/2022	191,090
5,400		Kayne Anderson MLP/Midstream Investment Co.		3.500		4/15/2020	135,054
2,800		Oxford Lane Capital Corp.		6.750		6/30/2024	71,120
							604,764
		DIVERSIFIED FINANCIAL SERVICES - 5.3%
8,644		Cowen, Inc.		7.350		12/15/2027	215,668
9,500		Medley LLC		6.875		8/15/2026	204,535
21,704		Medley LLC		7.250		1/30/2024	490,510
22,240		Priority Income Fund, Inc.		6.250		12/31/2023	547,549
16,100		Priority Income Fund, Inc.		6.375		6/30/2025	401,695
							1,859,957
		GAS - 0.6%
8,500		Global Partners LP	3 Month LIBOR + 6.774%	9.750	+	Perpetual	211,990

		INVESTMENT COMPANIES - 34.0%
15,700		B. Riley Financial, Inc.		6.875		9/30/2023	388,104
11,545		B. Riley Financial, Inc.		7.375		5/31/2023	291,516
14,398		B. Riley Financial, Inc.		7.500		10/31/2021	366,141
21,500		CM Finance, Inc.		6.125		7/1/2023	540,833
31,823		Capital Southwest Corp.		5.950		12/15/2022	823,261
30,145		Capitala Finance Corp.		5.750		5/31/2022	754,379
10,900		Capitala Finance Corp.		6.000		5/31/2022	271,356
1,895		Gladstone Capital Corp.		6.000		9/30/2024	47,489
38,802		Gladstone Capital Corp.		6.125		11/1/2023	982,855
4,159		Gladstone Investment Corp.		6.250		9/30/2023	104,807
3,000		Gladstone Investment Corp.		6.375		8/31/2025	75,450
25,990		Great Elm Capital Corp.		6.500		9/18/2022	658,197
10,900		Great Elm Capital Corp.		6.750		1/31/2025	271,955
22,600		Harvest Capital Credit Corp.		6.125		9/15/2022	574,040
7,011		Horizon Technology Finance Corp.		6.250		9/15/2022	177,729
34,700		KCAP Financial, Inc.		6.125		9/30/2022	865,765
18,444		MVC Capital, Inc.		6.250		11/30/2022	476,593
6,989		Medley Capital Corp.		6.125		3/30/2023	173,327
9,303		Medley Capital Corp.		6.500		1/30/2021	233,505
32,583		Monroe Capital Corp.		5.750		10/31/2023	803,171
24,700		New Mountain Finance Corp.		5.750		10/1/2023	615,524
1,000		Newtek Business Services Corp.		6.250		3/1/2023	25,700
10,000		Newtek Business Services Corp.		7.500		9/30/2022	256,100
7,000		OFS Capital Corp.		6.500		10/31/2025	174,300
13,228		RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	329,774
3,000		Saratoga Investment Corp.		6.250		8/31/2025	76,050
2,735		Stellus Capital Investment Corp.		5.750		9/15/2022	69,250
26,380		THL Credit, Inc.		6.125		10/30/2023	670,052
27,498		THL Credit, Inc.		6.750		12/30/2022	694,324
800		TriplePoint Venture Growth BDC Corp.		5.750		7/15/2022	20,188
5,000		WhiteHorse Finance, Inc.		6.500		11/30/2025	129,500
							11,941,235
		PIPELINES - 0.7%
10,070		NGL Energy Partners LP	3 Month LIBOR + 7.213%	9.000	+	Perpetual	231,811

		PRIVATE EQUITY - 0.4%
5,035		Hercules Capital, Inc.		6.250		7/30/2024	126,076

		REITS - 5.4%
12,083		Innovative Industrial Properties, Inc.		9.000		Perpetual	344,063
8,600		RAIT Financial Trust		7.125		8/30/2019	196,510
29,165		Ready Capital Corp.		6.500		4/30/2021	739,333
21,520		Sotherly Hotels LP		7.250		2/15/2021	549,554
6,530		Wheeler Real Estate Investment Trust, Inc.		8.750		Perpetual	78,360
							1,907,820

		TOTAL PREFERRED STOCK (Cost - $17,647,012)					17,742,944
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2019

Principal			Variable Rate (%)	Coupon %		Maturity	Fair Value

		CORPORATE BONDS - 37.8%
		AUTO MANUFACTURERS - 2.5%
$200,000		Ford Motor Credit Co LLC	3 Month LIBOR + 0.790%	3.566	+	6/12/2020	$197,235
200,000		Ford Motor Credit Co LLC	3 Month LIBOR + 0.810%	3.605	+	4/5/2021	193,631
500,000		General Motors Financial Co., Inc.	3 Month LIBOR + 1.550%	4.347	+	1/14/2022	493,401
							884,267
		BANKS - 5.0%
5,000		Barclays Bank PLC	4(CMS30-CMS5-.25)	0.000	+	6/17/2033	3,105
5,000		Goldman Sachs Group, Inc.	3 Month LIBOR + 1.450%	0.845	+	3/19/2029	3,951
200,000		Home BancShares, Inc.	3 Month LIBOR + 3.575%	5.625	+	4/15/2027	202,547
100,000		JPMorgan Chase & Co.	4(CMS30-CMS5-.275)	0.000	+	9/20/2023	86,910
750,000		Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	3.717	+	12/28/2020	750,017
200,000		UBS AG Jersey Branch	USISDA10	2.761		12/30/2019	201,500
200,000		Union Bankshares Corp	3 Month LIBOR + 3.175%	5.000	+	12/15/2026	200,823
300,000		Wells Fargo Bank NA	3 Month LIBOR + 0.510%	3.271	+	10/22/2021	299,907
							1,748,760
		BEVERAGES - 0.9%
300,000		Constellation Brands, Inc.	3 Month LIBOR + 0.700%	3.209	+	11/15/2021	299,041

		CHEMICALS - 0.9%
306,000		DowDuPont, Inc.	3 Month LIBOR + 0.710%	3.417	+	11/15/2020	307,688

		CLOSED-END FUNDS - 0.1%
50,000		Nuveen Senior Income Fund		2.000		11/1/2021	48,188

		COMMERICAL SERVICES - 0.9%
300,000		Equifax, Inc.	3 Month LIBOR + 0.870%	3.486	+	8/15/2021	298,618

		COMPUTERS - 3.4%
500,000		Apple, Inc.		3.000		2/9/2024	502,835
150,000		Diebold Nixdorf, Inc.		8.500		4/15/2024	96,375
600,000		Hewlett Packard Enterprise Co.	3 Month LIBOR + 0.720%	3.515	+	10/5/2021	595,924
							1,195,134
		DIVERSIFED FINANCIAL SERVICES - 0.9%
300,000		American Express Co.	3 Month LIBOR + 0.600%	3.333	+	11/5/2021	300,719

		FOOD - 2.5%
300,000		Campbell Soup Co.	3 Month LIBOR + 0.630%	3.418	+	3/15/2021	297,102
300,000		Conagra Brands, Inc.	3 Month LIBOR + 0.500%	3.297	+	10/9/2020	297,594
300,000		Kraft Heinz Foods Co.	3 Month LIBOR + 0.570%	3.188	+	2/10/2021	297,555
							892,251
		HEALTHCARE - PRODUCTS - 0.8%
300,000		Becton Dickinson and Co.	3 Month LIBOR + 1.030%	3.769	+	6/6/2022	295,308

		INSURANCE - 1.4%
500,000		Berkshire Hathaway, Inc.		2.750		3/15/2023	497,079

		INVESTMENT COMPANIES - 1.2%
300,000		FS Investment Corp.		4.750		5/15/2022	298,975
25,000		Main Street Capital Corp.		4.500		12/1/2019	25,046
100,000		PennantPark Investment Corp.		4.500		10/1/2019	99,930
							423,951
		MACHINERY - DIVERSIFIED - 1.7%
300,000		John Deere Capital Corp.	3 Month LIBOR + 0.260%	3.027	+	9/10/2021	298,973
300,000		Wabtec Corp.	3 Month LIBOR + 1.050%	3.838	+	9/15/2021	300,034
							599,007

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2019

Principal			Variable Rate (%)	Coupon %		Maturity	Fair Value
		CORPORATE BONDS - 37.8% (Continued)
		OIL & GAS - 0.9%
$300,000		Phillips 66	3 Month LIBOR + 0.600%	3.289	+	2/26/2021	$299,404

		PHARMACEUTICALS - 4.0%
500,000		Bristol-Myers Squibb Co.		3.250		11/1/2023	497,857
400,000		Cardinal Health, Inc.	3 Month LIBOR + 0.770%	3.558	+	6/15/2022	397,222
500,000		Johnson & Johnson		2.250		3/3/2022	492,342
							1,387,421
		PIPELINES - 0.8%
300,000		Kinder Morgan, Inc.	3 Month LIBOR + 1.280%	4.067	+	1/15/2023	299,204

		PRIVATE EQUITY - 1.1%
400,000		Hercules Capital, Inc.		4.625		10/23/2022	385,037

		REITS - 1.9%
800,000		CBL & Associates LP		5.250		12/1/2023	676,000

		RETAIL - 0.8%
300,000		Dollar Tree, Inc.	3 Month LIBOR + 0.700%	3.473	+	4/17/2020	298,839

		SEMICONDUCTORS - 1.4%
500,000		Intel Corp.		2.700		12/15/2022	499,138

		SOFTWARE - 2.3%
800,000		Microsoft Corp.		2.875		2/6/2024	804,967

		TELECOMMUNICATIONS - 2.4%
300,000		AT&T, Inc.	3 Month LIBOR + 0.950%	3.737	+	7/15/2021	301,330
500,000		Qwest Corp.		6.750		12/1/2021	535,635
							836,965

		TOTAL CORPORATE BONDS (Cost - $13,368,632)					13,276,986

		CONVERTIBLE BONDS- 1.3%
		CHEMICALS - 0.2%
100,000		Aceto Corp.		2.000		11/1/2020	71,500

		PRIVATE EQUITY - 0.9%
330,000		Hercules Capital, Inc.		4.375		2/1/2022	319,746

		INVESTMENT COMPANIES - 0.2%
50,000		Prospect Capital Corp.		4.750		4/15/2020	50,007

		TOTAL CONVERTIBLE BOND (Cost - $434,275)					441,253

		UNITED STATES GOVERNMENT SECURITIES - 3.0%		Coupon %		Maturity	Fair Value
1,076,370	^	United States Treasury Inflation Indexed Bonds		0.125		4/15/2020	$1,062,257
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,061,360)					1,062,257

Shares
		SHORT-TERM INVESTMENTS - 7.9%
2,774,599		Fidelity Institutional Money Market Portfolio, Class I, 2.06% *
		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,774,599)					2,774,599

		TOTAL INVESTMENTS - 100.5% (Cost - $35,285,878)					$35,298,039
		LIABILITIES LESS OTHER ASSETS - (0.5) %					(192,771)
		NET ASSETS - 100.0%					$35,105,268

+ Variable rate security, rate shown represents the rate at January 31, 2019.
* Rate shown represents the rate at January 31, 2019, is subject to change and resets daily.
^ Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates
LIBOR/Reference Rates:
LIBOR - London Interbank Offered Rate
CMS5 - 5 Year Swap Rate
CMS30 - 30 Year Swap Rate
USISDA10 - 10 Year Swap Rate

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2019

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$17,742,944	$-	$-	$17,742,944
Corporate Bonds	-	13,276,986	-	13,276,986
Convertible Bond	-	441,253	-	441,253
United States Government Securities	-	1,062,257	-	1,062,257
Short-Term Investments	2,774,599	-	-	2,774,599
Total Assets	$20,517,543	$14,780,496	$-	$35,298,039

The Fund did not hold any Level 3 securities during the period.
* Refer to the Schedule of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$35,301,922	$241,551	$(245,434)	$(3,883)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 03/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 03/27/2019

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 03/27/2019